Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	May 31, 2014	May 31, 2013
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 265	$ 182
Accounts payable, consolidated variable interest entity without recourse	8,501	8,553
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	144,304	109,707
Income taxes payable, consolidated variable interest entity without recourse	15,920	16,315
Amounts due to related parties, consolidated variable interest entity without recourse		13
Deferred revenue, consolidated variable interest entity without recourse	380,062	327,443
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	1,722	1,836
Acquisition payable, consolidated variable interest entity without recourse		$ 4,518
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	157,758,666	156,695,987